Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
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Supplemental Cash Flow Information
29.	Supplemental Cash Flow Information

Supplemental cash flow information for the years ended December 31, 2016, 2017 and 2018 is as follows:

(In millions of won)
	2016		2017	2018
Non-cash investing and financing activities:
Changes in other accounts payable arising from the purchase of property, plant and equipment	~~W~~	809,406	632,355	516,734